Annual Fund Operating Expenses	Nov. 01, 2025
Potomac Managed Volatility Fund | Potomac Managed Volatility Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.22%
Expenses (as a percentage of Assets)	1.66%
Potomac Tactical Rotation Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.16%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.58%
Potomac Tactical Opportunities Fund | Potomac Tactical Opportunities Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.27%
Net Expenses (as a percentage of Assets)	1.74%
Potomac Defensive Bull Fund | Potomac Defensive Bull Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	1.39%